Voyage Expenses and Vessel Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage expenses
Port charges and canal dues	$ 422,657	$ 67,855	$ 140,165
Bunkers	587,863	185,409	172,063
Voyage expenses, total	1,010,520	253,264	312,228
Vessel operating expenses
Crew wages and related costs	3,351,607	3,310,347	3,182,317
Insurance	653,702	660,898	676,620
Repairs and maintenance	284,791	209,259	251,661
Lubricants	492,517	463,440	575,018
Spares and consumables stores	1,223,938	1,502,020	1,141,448
Professional and legal fees	38,568	91,919	39,318
Other	306,348	255,056	269,971
Voyage expenses and vessel operating expenses, total	$ 6,351,471	$ 6,492,939	$ 6,136,353